UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Stephen D. Fisher, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2009

Item 1. Reports to Stockholders

Fidelity® Strategic Advisers®
Value Fund

Managed exclusively for certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Annual Report

May 31, 2009

Strategic Advisers, Inc.

A Fidelity Investments Company

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of the fund's holdings.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 30, 2008 to May 31, 2009). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value May 31, 2009	Expenses Paid During Period
Actual	.90%	$ 1,000.00	$ 1,045.00	$ 3.86 A
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.44	$ 4.53 B

A Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 153/365 (to reflect the period December 30, 2008 to May 31, 2009).

B Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual Report

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2009
% of fund's net assets
JPMorgan Chase & Co.	3.2
AT&T, Inc.	3.2
Chevron Corp.	3.1
Wells Fargo & Co.	2.8
McDonald's Corp.	2.5
Abbott Laboratories	2.3
General Dynamics Corp.	2.2
Procter & Gamble Co.	2.2
MetLife, Inc.	2.2
Microsoft Corp.	2.1
25.8
Top Five Market Sectors as of May 31, 2009
% of fund's net assets
Financials	22.8
Energy	17.1
Health Care	12.1
Consumer Staples	8.7
Industrials	8.2
Asset Allocation (% of fund's net assets)
As of May 31, 2009 *
Stocks 96.7%
Short-Term Investments and Net Other Assets 3.3%
* Foreign investments	12.4%

Annual Report

Investments May 31, 2009

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CONSUMER DISCRETIONARY - 7.2%
Hotels, Restaurants & Leisure - 2.5%
McDonald's Corp.	185,536	$ 10,944,769
Leisure Equipment & Products - 0.3%
Mattel, Inc.	73,300	1,144,213
Media - 0.3%
The Walt Disney Co.	65,200	1,579,144
Multiline Retail - 0.2%
Nordstrom, Inc.	44,800	882,112
Specialty Retail - 2.2%
Best Buy Co., Inc.	114,034	4,002,593
H&M Hennes & Mauritz AB (B Shares)	23,400	1,120,845
Staples, Inc.	212,129	4,338,038
		9,461,476
Textiles, Apparel & Luxury Goods - 1.7%
NIKE, Inc. Class B	128,221	7,315,008
TOTAL CONSUMER DISCRETIONARY		31,326,722
CONSUMER STAPLES - 8.7%
Beverages - 1.1%
Diageo PLC sponsored ADR	18,200	992,992
PepsiCo, Inc.	68,913	3,586,922
		4,579,914
Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	20,800	1,009,216
CVS Caremark Corp.	165,203	4,923,049
Shoppers Drug Mart Corp.	39,700	1,613,017
Wal-Mart de Mexico SA de CV Class V sponsored ADR	33,700	987,410
Wal-Mart Stores, Inc.	77,800	3,869,772
		12,402,464
Food Products - 1.4%
Archer Daniels Midland Co.	53,200	1,464,064
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Nestle SA:
(Reg.)	13,200	$ 480,695
sponsored ADR	110,906	4,044,742
		5,989,501
Household Products - 2.6%
Colgate-Palmolive Co.	23,900	1,576,205
Procter & Gamble Co.	186,250	9,673,825
		11,250,030
Tobacco - 0.8%
Altria Group, Inc.	211,900	3,621,371
TOTAL CONSUMER STAPLES		37,843,280
ENERGY - 17.1%
Energy Equipment & Services - 2.9%
Schlumberger Ltd. (NY Shares)	78,900	4,515,447
Transocean Ltd. (a)	100,411	7,980,666
		12,496,113
Oil, Gas & Consumable Fuels - 14.2%
Anadarko Petroleum Corp.	123,739	5,912,249
Apache Corp.	25,900	2,182,334
Chevron Corp.	201,917	13,461,806
CNOOC Ltd.	987,000	1,321,146
Devon Energy Corp.	124,133	7,850,171
Exxon Mobil Corp.	88,200	6,116,670
Hess Corp.	68,868	4,585,920
Marathon Oil Corp.	120,200	3,831,976
Occidental Petroleum Corp.	95,156	6,385,919
Total SA:
Series B	100,300	5,787,867
sponsored ADR	83,665	4,823,287
		62,259,345
TOTAL ENERGY		74,755,458
FINANCIALS - 22.8%
Capital Markets - 4.1%
Bank of New York Mellon Corp.	129,000	3,583,620
BlackRock, Inc. Class A	25,300	4,035,350
Franklin Resources, Inc.	18,400	1,230,040
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	56,464	$ 8,163,000
Morgan Stanley	29,300	888,376
		17,900,386
Commercial Banks - 5.6%
HSBC Holdings PLC sponsored ADR	11,474	521,608
PNC Financial Services Group, Inc.	127,134	5,790,954
SunTrust Banks, Inc.	25,900	341,103
Toronto-Dominion Bank	24,400	1,242,572
U.S. Bancorp, Delaware	233,851	4,489,939
Wells Fargo & Co.	476,788	12,158,094
		24,544,270
Consumer Finance - 0.9%
Capital One Financial Corp.	168,245	4,111,908
Diversified Financial Services - 4.8%
Bank of America Corp.	623,547	7,027,375
JPMorgan Chase & Co.	380,026	14,022,959
		21,050,334
Insurance - 5.6%
ACE Ltd.	125,556	5,523,208
Allstate Corp.	60,300	1,551,519
HCC Insurance Holdings, Inc.	142,900	3,528,201
MetLife, Inc.	306,277	9,647,726
Prudential Financial, Inc.	104,390	4,166,205
		24,416,859
Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc.	14,500	520,550
AvalonBay Communities, Inc.	52,805	3,246,451
Corporate Office Properties Trust (SBI)	36,800	1,092,224
Public Storage	5,035	335,381
Simon Property Group, Inc.	34,094	1,823,006
		7,017,612
Real Estate Management & Development - 0.2%
Hong Kong Land Holdings Ltd.	182,000	642,385
TOTAL FINANCIALS		99,683,754
HEALTH CARE - 12.1%
Biotechnology - 0.8%
Biogen Idec, Inc. (a)	64,270	3,328,543
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 3.0%
Becton, Dickinson & Co.	55,200	$ 3,735,936
Boston Scientific Corp. (a)	439,134	4,127,860
Covidien Ltd.	28,700	1,025,164
Medtronic, Inc.	122,000	4,190,700
		13,079,660
Health Care Providers & Services - 1.0%
UnitedHealth Group, Inc.	173,615	4,618,159
Life Sciences Tools & Services - 1.1%
Thermo Fisher Scientific, Inc. (a)	119,809	4,661,768
Pharmaceuticals - 6.2%
Abbott Laboratories	227,006	10,228,890
Bristol-Myers Squibb Co.	205,866	4,100,851
Johnson & Johnson	91,900	5,069,204
Pfizer, Inc.	156,800	2,381,792
Teva Pharmaceutical Industries Ltd. sponsored ADR	113,900	5,280,404
		27,061,141
TOTAL HEALTH CARE		52,749,271
INDUSTRIALS - 8.2%
Aerospace & Defense - 5.0%
General Dynamics Corp.	170,219	9,685,461
L-3 Communications Holdings, Inc.	28,300	2,080,333
Lockheed Martin Corp.	43,600	3,646,268
The Boeing Co.	34,700	1,556,295
United Technologies Corp.	89,764	4,722,484
		21,690,841
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	27,500	1,406,350
Commercial Services & Supplies - 1.0%
Waste Management, Inc.	157,515	4,345,839
Industrial Conglomerates - 0.7%
General Electric Co.	229,300	3,090,964
Road & Rail - 1.2%
Burlington Northern Santa Fe Corp.	60,672	4,395,080
Norfolk Southern Corp.	25,600	952,320
		5,347,400
TOTAL INDUSTRIALS		35,881,394
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 7.9%
Communications Equipment - 2.0%
Corning, Inc.	158,500	$ 2,329,950
Harris Corp.	96,300	2,993,004
Harris Stratex Networks, Inc. Class A (a)	810	3,864
QUALCOMM, Inc.	73,100	3,186,429
		8,513,247
Computers & Peripherals - 2.7%
Hewlett-Packard Co.	123,693	4,248,855
International Business Machines Corp.	72,619	7,717,947
		11,966,802
IT Services - 0.2%
Automatic Data Processing, Inc.	25,900	984,459
Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp.	97,600	1,534,272
Microchip Technology, Inc.	76,600	1,652,262
		3,186,534
Software - 2.3%
Microsoft Corp.	429,829	8,979,128
Oracle Corp.	53,200	1,042,188
		10,021,316
TOTAL INFORMATION TECHNOLOGY		34,672,358
MATERIALS - 3.7%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	42,797	2,772,390
Dow Chemical Co.	29,200	516,256
Monsanto Co.	39,000	3,203,850
Praxair, Inc.	14,300	1,046,760
		7,539,256
Metals & Mining - 2.0%
Alcoa, Inc.	90,800	837,176
BHP Billiton Ltd. sponsored ADR	55,061	3,096,631
Freeport-McMoRan Copper & Gold, Inc. Class B	45,158	2,457,950
Nucor Corp.	52,744	2,315,989
		8,707,746
TOTAL MATERIALS		16,247,002
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	559,321	$ 13,865,568
Verizon Communications, Inc.	86,100	2,519,286
		16,384,854
Wireless Telecommunication Services - 0.2%
China Mobile (Hong Kong) Ltd. sponsored ADR	19,700	969,437
TOTAL TELECOMMUNICATION SERVICES		17,354,291
UTILITIES - 5.0%
Electric Utilities - 4.6%
American Electric Power Co., Inc.	197,371	5,198,752
E.ON AG sponsored ADR	47,400	1,681,752
Exelon Corp.	43,900	2,107,639
FirstEnergy Corp.	139,640	5,276,996
FPL Group, Inc.	104,100	5,884,773
		20,149,912
Multi-Utilities - 0.4%
Sempra Energy	41,700	1,904,856
TOTAL UTILITIES		22,054,768
TOTAL COMMON STOCKS (Cost $393,283,833)		422,568,298
Money Market Funds - 3.2%
SSgA US Treasury Money Market Fund, 0% (b) (Cost $14,099,210)	14,099,210	14,099,210
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $407,383,043)		436,667,508
NET OTHER ASSETS - 0.1%		325,511
NET ASSETS - 100%		$ 436,993,019
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 436,667,508	$ 427,314,570	$ 9,352,938	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.6%
Switzerland	4.1%
France	2.4%
Israel	1.2%
Netherlands Antilles	1.1%
Others (individually less than 1%)	3.6%
100.0%
Income Tax Information

The fund intends to elect to defer to its fiscal year ending May 31, 2010 approximately $8,248,450 of losses recognized during the period December 30, 2008 (commencement of operations) to May 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2009
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $407,383,043)		$ 436,667,508
Receivable for investments sold		42,829
Receivable for fund shares sold		486,666
Dividends receivable		1,175,293
Prepaid expenses		67,455
Total assets		438,439,751

Liabilities
Payable for investments purchased	$ 853,847
Payable for fund shares redeemed	247,280
Accrued management fee	170,313
Transfer agent fee payable	97,920
Other affiliated payables	13,656
Other payables and accrued expenses	63,716
Total liabilities		1,446,732

Net Assets		$ 436,993,019
Net Assets consist of:
Paid in capital		$ 413,405,160
Undistributed net investment income		3,072,534
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,770,011)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		29,285,336
Net Assets, for 41,810,998 shares outstanding		$ 436,993,019
Net Asset Value, offering price and redemption price per share ($436,993,019 ÷ 41,810,998 shares)		$ 10.45

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	For the period December 30, 2008 (commencement of operations) to May 31, 2009

Investment Income
Dividends		$ 4,279,499
Interest		296
Total income		4,279,795

Expenses
Management fee	$ 836,469
Transfer agent fees	405,501
Accounting fees and expenses	53,481
Custodian fees and expenses	5,916
Independent trustees' compensation	7,821
Registration fees	93,265
Audit	40,357
Legal	6,686
Miscellaneous	483
Total expenses before reductions	1,449,979
Expense reductions	(242,718)	1,207,261
Net investment income (loss)		3,072,534
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,823,041)
Foreign currency transactions	53,030
Total net realized gain (loss)		(8,770,011)
Change in net unrealized appreciation (depreciation) on: Investment securities	29,284,465
Assets and liabilities in foreign currencies	871
Total change in net unrealized appreciation (depreciation)		29,285,336
Net gain (loss)		20,515,325
Net increase (decrease) in net assets resulting from operations		$ 23,587,859

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period December 30, 2008 (commencement of operations) to May 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,072,534
Net realized gain (loss)	(8,770,011)
Change in net unrealized appreciation (depreciation)	29,285,336
Net increase (decrease) in net assets resulting from operations	23,587,859
Share transactions Proceeds from sales of shares	474,417,324
Cost of shares redeemed	(61,012,164)
Net increase (decrease) in net assets resulting from share transactions	413,405,160
Total increase (decrease) in net assets	436,993,019

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $3,072,534)	$ 436,993,019
Other Information Shares
Sold	48,505,402
Redeemed	(6,694,404)
Net increase (decrease)	41,810,998

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Period ended May 31,

2009 E

Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09
Net realized and unrealized gain (loss)	.36
Total from investment operations	.45
Net asset value, end of period	$ 10.45
Total Return B, C	4.50%
Ratios to Average Net Assets F
Expenses before reductions	1.08% A
Expenses net of fee waivers, if any	.90%A
Expenses net of all reductions	.90%A
Net investment income (loss)	2.28%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 436,993
Portfolio turnover rate	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 30, 2008 (commencement of operations) to May 31, 2009.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended May 31, 2009

1. Organization.

Fidelity Strategic Advisers Value Fund (the Fund) is a non-diversified fund of Fidelity Commonwealth Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's federal tax return. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 40,220,257
Unrealized depreciation	(11,509,515)
Net unrealized appreciation (depreciation)	28,710,742
Undistributed ordinary income	3,125,564

Cost for federal income tax purposes	$ 407,956,766

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $518,773,795 and $116,633,425, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Strategic Advisers provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to Strategic Advisers. The management fee is calculated by adding the annual management fee rate of 0.25% of the Fund's average daily net assets throughout the month payable to Strategic Advisers to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate annual management fee will not exceed 0.70% of the Fund's average daily net assets.

Strategic Advisers has contractually agreed to waive 0.13% of its management fee until May 31, 2012.

Sub-Advisers. Cohen & Steers and Eaton Vance each serve as a sub-adviser for the Fund. Each sub-adviser provides discretionary investment advisory services for its allocated portion of the Fund's assets and is paid by Strategic Advisers and not the Fund for providing these services.

Pyramis, an affiliate of Strategic Advisers, has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by Strategic Advisers for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Strategic Advisers, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .29% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of Strategic Advisers, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Expense Reductions. In addition to waiving a portion of its management fee, Strategic Advisers has contractually agreed to reimburse the Fund until May 31, 2012 to the extent that annual operating expenses exceed .90% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this waiver and reimbursement reduced the Fund's expenses by $242,718.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust II and the Shareholders of Fidelity Strategic Advisers Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Strategic Advisers Value Fund (a fund of Fidelity Commonwealth Trust II) at May 31, 2009, the results of its operations, the changes in its net assets and the financial highlights for the period December 30, 2008 (commencement of operations) through May 31, 2009, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Strategic Advisers Value Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 2009 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 17, 2009

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Boyce I. Greer and Karen Kaplan, each of the Trustees oversees 16 funds advised by Strategic Advisers or an affiliate. Mr. Greer and Ms. Kaplan oversee 18 and nine funds, respectively, advised by Strategic Advisers or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Boyce I. Greer (53)

Year of Election or Appointment: 2009

Mr. Greer oversees Strategic Advisers, Inc. and Global Asset Allocation (2008-present) and serves as Vice President of a number of Fidelity funds (2005-present). He is also a Trustee of other investment companies advised by FMR. Mr. Greer is President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Roger T. Servison (63)

Year of Election or Appointment: 2006

Mr. Servison is Chairman of the Board of Trustees. Mr. Servison serves as President of Strategic New Business Development for Fidelity Investments and serves as a Director of Strategic Advisers. Previously, he oversaw Fidelity Investments Life Insurance Company (2005-2006) and Strategic Advisers (2005-2007). Mr Servison also served as President and a Director of Fidelity Brokerage Services (Japan), LLC (1994-2004).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with Strategic Advisers.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Peter C. Aldrich (65)

Year of Election or Appointment: 2006

Mr. Aldrich is a Director of the National Bureau of Economic Research, a Director of Zipcar, Inc., a Director of the funds of BlackRock Realty Group (2006-present), and on the Board of Advisors for DuPont Capital Management (2004-present). Mr. Aldrich served as Managing Member of Poseidon, LLC (foreign private investment, 1998-2004), and Chairman and Managing Member of AEGIS, LLC (foreign private investment, 1997-2004). Mr. Aldrich also served as Faculty Chairman of The Research Council on Global Investment of The Conference Board (business and professional education non-profit, 1999-2004). Mr. Aldrich is a Member of the Boards of Trustees of the Museum of Fine Arts Boston and Massachusetts Eye and Ear Infirmary.

Ralph F. Cox (76)

Year of Election or Appointment: 2006

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Mr. Cox is a Director of CH2M Hill Companies (engineering) and Abraxas Petroleum (exploration and production). Mr. Cox is a member of the Advisory Boards of Texas A&M University and the University of Texas at Austin. Mr. Ralph F. Cox and Mr. Howard E. Cox, Jr. are not related.

Karen Kaplan (49)

Year of Election or Appointment: 2007

Ms. Kaplan is President of Hill Holliday (advertising and specialized marketing, 2007-present). Ms. Kaplan is a Director of Delta Dental of Massachusetts (2004-present), President of the Massachusetts Women's Forum (2008-present), Vice Chair of the Board of the Massachusetts Society for the Prevention of Cruelty to Children (2006-present), and Director of the Executive Committee of the Greater Boston Chamber of Commerce (2006-present). Previously, Ms. Kaplan served as Treasurer of the Massachusetts Women's Forum and Director of United Way of Massachusetts Bay (2004-2006), a Director of ADVO (direct mail marketing, 2003-2007), and as a Director of Tweeter Home Entertainment Group (2006-2007).

Advisory Board Member and Executive Officers:

Correspondence intended for Mr. Cox may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Howard E. Cox, Jr. (65)

Year of Election or Appointment: 2009

Member of the Advisory Board of Fidelity Commonwealth Trust II. Mr. Cox serves as a Partner of Greylock (venture capital) and a Director of Stryker Corporation (medical products and services). Mr. Cox is a Member of the Secretary of Defense's Business Board of Directors (2008-

present). Mr. Howard E. Cox, Jr. and Mr. Ralph F. Cox are not related.

Stephen D. Fisher (46)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer of the fund. Mr. Fisher is a Senior Vice President, Deputy General Counsel of Fidelity Investments.
Mark Osterheld (54)

Year of Election or Appointment: 2008

President and Treasurer of the fund. Mr. Osterheld is an employee of FMR (2009-present) and also serves as President and Treasurer of other Strategic Advisers funds (2006-present). Previously, Mr. Osterheld served as Assistant Treasurer of other Fidelity funds (2002-2007) and was an employee of FMR and Strategic Advisers (2007-2009).

Charles V. Senatore (55)

Year of Election or Appointment: 2008

Chief Compliance Officer of the fund. Mr. Senatore also serves as Senior Vice President and Head of Corporate Compliance for the Fidelity Financial Services Group (2008-present). Mr Senatore serves on the Board of Directors of the National Society of Compliance Professionals (2008-

present), and is a Member of the SIFMA Self Regulation and Supervisory Practices Committee (2004-present), the FINRA Compliance Advisory Group (2000-2003; 2005-present), and the ICI Chief Compliance Officers Committee (2004-present).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the fund. Ms. Laurent also serves as AML Officer of the Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Jeffrey S. Christian (47)

Year of Election or Appointment: 2008

Chief Financial Officer of the fund. Mr. Christian serves as Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-present) and is an employee of Fidelity Investments. Previously, Mr. Christian served as Vice President of Business Analysis (2003-2004).

Paul M. Murphy (62)

Year of Election or Appointment: 2009

Assistant Treasurer of the fund. Mr. Murphy serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007) and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

James R. Rooney (50)

Year of Election or Appointment: 2008

Assistant Treasurer of the fund. Mr. Rooney is an employee of FMR and also serves as Assistant Treasurer of other Strategic Advisers funds (2007-present). Previously, Mr. Rooney was a Vice President with Wellington Management Company LLP (2001-2007) and an employee of Strategic Advisers (2007-2009).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Advisers Value Fund

On December 4, 2008, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

The Board ultimately reached a determination, with the assistance of counsel and through the exercise of its business judgment, that the approval of the Advisory Contracts and the compensation to be received by Strategic Advisers, Inc. (Strategic Advisers) and the sub-advisers under the Advisory Contracts is consistent with Strategic Advisers' fiduciary duty under applicable law.

In their deliberations, the Board did not identify any particular information that was all-important or controlling.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Strategic Advisers, and each sub-adviser, Cohen & Steers, Eaton Vance, and Pyramis, (Strategic Advisers together with the sub-advisers, the Investment Advisers), including the background of the fund's investment personnel and the fund's investment objectives and disciplines. The Independent Trustees also had discussions with members of the investment groups from the Investment Advisers.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Strategic Advisers and its affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Strategic Advisers' supervision of third party service providers, including each sub-adviser; and (iii) the resources devoted to the fund's compliance policies and procedures.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers the Board concluded that the nature, extent, and quality of the services that will be provided to the fund will benefit the fund's shareholders.

Management Fee and Total Fund Expenses. The Board considered the amount and nature of fees to be paid by shareholders to the Investment Advisers, and the projected total operating expenses in reviewing the Advisory Contracts. The Board considered Strategic Advisers' contractual commitment to cap expenses of the fund until May 31, 2012 to 90 basis points by waiving 13 basis points from the portion of the management fee retained by Strategic Advisers and reimbursing expenses.

Based on its review, the Board concluded that the fund's management fee and projected total expenses were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Strategic Advisers in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Possible Fall Out Benefits. The fund is a new fund and therefore the Board was unable to consider any direct and/or indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund. The Board will consider any such potential benefits after the fund has been in operation for at least one calendar year.

Possible Economies of Scale. The Board noted that because the fund is a new fund a determination on economies of scale was premature until the fund has assets under management.

Conclusion. Based on its evaluation of the factors that it deemed to be material, including those factors described above, considering all material factors, the Board unanimously concluded that the approval of the fund's Advisory Contracts was in the best interests of the fund and its shareholders, and should therefore be approved.

Annual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Cohen & Steers Capital Management, Inc.

Eaton Vance Management

Pyramis Global Advisers, LLC

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Boston, MA

PAS-VAL-ANN-0709
1.880095.100

Item 2. Code of Ethics

As of the end of the period, May 31, 2009, Fidelity Commonwealth Trust II (the "trust") has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has not designated an audit committee financial expert. Given the nature of the trust's series (Fidelity Strategic Advisers Value Fund, the "Fund"), the registrant has concluded that the services of a financial expert are not required at this point. Some of the reasons for determining that an audit committee financial expert is not necessary are the following: (i) the Audit Committee's expected access to the Fund's Treasurer, Chief Financial Officer, independent accountants and legal counsel; (ii) the Audit Committee's expected authority under its Charter to engage independent accounting and other experts without seeking approval from the full Board of Trustees; and (iii) the small number of Funds currently offered by the trust and the still relatively small size of most of the Funds.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to the Fund:

Services Billed by PwC

May 31, 2009 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Advisers Value Fund	$37,000	$-	$3,400	$-

May 31, 2008 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Advisers Value Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity Strategic Advisers Value Fund commenced operations on December 30, 2008.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Strategic Advisers, Inc. ("Strategic Advisers") and entities controlling, controlled by, or under common control with Strategic Advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	May 31, 2009A,B	May 31, 2008A,B
Audit-Related Fees	$3,225,000	$1,245,000
Tax Fees	$2,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fund's commencement of operations.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the Fund audit or the review of the Fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the Fund.

"All Other Fees" represent fees billed for assurance services provided to the Fund or Fund Service Provider that relate directly to the operations and financial reporting of the Fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, Strategic Advisers (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider relating to Covered Services and Non-Covered Services (each as defined below) for each of the last two fiscal years of the Fund are as follows:

Billed By	May 31, 2009 A	May 31, 2008 A,B
PwC	$3,895,000	$2,075,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fund's commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and Strategic Advisers' review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to the trust and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of the trust ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of the trust ("Non-Covered Service") are not required to be approved, but are reported to the Audit Committee quarterly.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	July 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	July 28, 2009
By:	/s/Jeffrey Christian
Jeffrey Christian
Chief Financial Officer

Date:	July 28, 2009